Retirement Benefit Plans and Postretirement and Postemployment Benefit Obligations (Details 8) (Postretirement health care plan, USD $) In Thousands, unless otherwise specified	1 Months Ended	12 Months Ended			10 Months Ended
	Dec. 30, 2012	Dec. 28, 2014	Dec. 29, 2013	Jan. 01, 2012	Nov. 14, 2012
Change in Benefit Obligation
Benefit obligation, beginning of period		$ (13,854)	$ (15,397)
Service cost	(44)	(314)	(334)
Interest cost	(77)	(652)	(597)
Plan participants' contributions		(419)	(377)
Actuarial (loss) gain		(1,690)	1,710
Benefits paid		1,105	1,141
Benefit obligation, end of period	(15,397)	(15,824)	(13,854)
Change in plan assets
Employer contribution		686	764
Plan participants' contributions		419	377
Benefits paid		(1,105)	(1,141)
Funded status		(15,824)	(13,854)
Net amount recognized		(15,824)	(13,854)
Amounts before income tax effect recognized in the consolidated balance sheets
Other accrued liabilities		(823)	(905)
Postretirement and postemployment benefits		(15,001)	(12,949)
Net amount recognized		(15,824)	(13,854)
Amounts before income tax effect recognized in accumulated other comprehensive income
Net actuarial (loss) gain		123	1,878
Accumulated other comprehensive (loss) income		123	1,878
Accumulated other comprehensive income expected to be recognized in net periodic benefit cost during 2015		0
Components of net periodic benefit cost
Service cost component	44	314	334
Interest cost component	77	652	597
Amortization of net actuarial gain		(65)
Net periodic benefit cost	121	901	931
Weighted-average assumptions used to determine benefit obligations
Discount rate		4.10%	4.80%
Weighted-average assumptions used to determine net periodic benefit cost
Discount rate	3.90%	4.80%	4.00%
Components of health care cost trends
Health care cost trend rate assumed for next year		8.00%	8.50%	9.00%
Rate to which the cost trend rate is assumed to decline (ultimate trend rate)		5.00%	5.00%	5.00%
Year that the rate reaches the ultimate trend rate		2020	2020	2020
Assumed annual decrease in rate of health care costs (as a percent)		0.50%
Components of one-percentage-point change
Effect on total service and interest cost components of net periodic expense, 1-Percentage Point Increase		5
Effect on accumulated postretirement benefit obligation, 1-Percentage Point Increase		79
Effect on total service and interest cost components of net periodic expense, 1-Percentage Point Decrease		(7)
Effect on accumulated postretirement benefit obligation, 1-Percentage Point Decrease		(107)
Expected future benefit payments
2015		784
2016		802
2017		832
2018		876
2019		917
2020-2024		4,893
Predecessor
Change in Benefit Obligation
Service cost					(229)
Interest cost					(587)
Components of net periodic benefit cost
Service cost component					229
Interest cost component					587
Prior service credit					(36)
Net periodic benefit cost					$ 780
Weighted-average assumptions used to determine net periodic benefit cost
Discount rate					5.05%